J.P. MORGAN INSTITUTIONAL FUNDS
Supplement effective April 10, 2001 to the following Prospectus:

J.P. Morgan Money Market Reserves Funds, dated March 1, 2001

The last sentence of the paragraph under the heading "Timing of orders" on page 8 is hereby deleted in its entirely and replaced with the following:

The Funds have the right to suspend redemption of shares in the event of certain extraordinary circumstances described in the Statement of Additional Information. The Prime Money Market Fund has the right to postpone payment of redemption proceeds for up to one day. The Treasury Money Market Fund has the right to postpone payment of redemption proceeds for up to seven days.


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J.P. MORGAN INSTITUTIONAL FUNDS
Supplement effective April 10, 2001, to the following Prospectus:

J.P. Morgan Institutional Money Market Funds, dated March 1, 2001

The last sentence of the paragraph under the heading "Timing of orders" on page 14 is hereby deleted in its entirely and replaced with the following:

The Funds have the right to suspend redemption of shares as in the event of certain extraordinary circumstances described in the Statement of Additional Information. The Prime Money Market Fund has the right to postpone payment of redemption proceeds for up to one day. The Treasury, Federal and Tax Exempt Money Market Funds have the right to postpone payment of redemption proceeds for up to seven days.



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J.P. MORGAN INSTITUTIONAL FUNDS
Supplement effective April 10, 2001, to the following Prospectus:

J.P. Morgan Institutional Service Money Market Funds, dated March 1, 2001

The last sentence of the last paragraph under the heading "Timing of orders" on page 12 is hereby deleted in its entirely and replaced with the following:

The Funds have the right to suspend redemption of shares in the event of certain extraordinary circumstances described in the Statement of Additional Information. The Prime Money Market Fund has the right to postpone payment of redemption proceeds for up to one day. The Federal, Treasury and Tax Exempt Money Market Funds have the right to postpone payment of redemption proceeds for up to seven days.



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J.P. MORGAN INSTITUTIONAL FUNDS
Supplement effective April 10, 2001 to the following Prospectus:

J.P. Morgan Prime Cash Management Fund, dated March 1, 2001

The last sentence of the last paragraph under the heading "Timing of orders" on page 6 is hereby deleted in its entirety and replaced with the following:

The Fund has the right to suspend redemption of shares in the event of certain extraordinary circumstances described in the Statement of Additional Information. The Fund has the right to postpone payment of redemption proceeds for up to one day.



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J.P. MORGAN INSTITUTIONAL FUNDS
Supplement effective April 10, 2001 to the following Prospectus:

J.P. Morgan Institutional Direct Prime Money Market Fund, dated March 1, 2001

The last sentence of the last paragraph under the heading "Timing of orders" on page 6 is hereby deleted in its entirety and replaced with the following:

The Fund has the right to suspend redemption of shares in the event of certain extraordinary circumstances described in the Statement of Additional Information. The Fund has the right to postpone payment of redemption proceeds for up to one day.